CAPITAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2023
CAPITAL RISK MANAGEMENT
CAPITAL RISK MANAGEMENT
17.	CAPITAL RISK MANAGEMENT

The Company manages its common shares, options, warrants, RSUs, PSUs and DSUs as capital. As the Company is in the exploration stage, its principal source of funds is from the issuance of common shares. When managing the capital structure, the Company’s competing objectives are to safeguard its ability to continue as a going concern in order to actively pursue the exploration and development of its projects and to minimize the number of shares issued. The Company has not established any quantitative capital management criteria as the competing objectives require subjective analysis.

The Company is not subject to any externally imposed capital requirements.

Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size and stage of the Company, is reasonable. There has been no change to the Company’s capital risk management approach for the year ended December 31, 2023.